Investments - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments [Abstract]
Net realized investment gains on fixed maturities and short-term investments	$ 859	$ 19,893	$ 24,828
Net realized investment gains on equities	461,041	78,501	21,538
Net realized investment gains (losses) on other invested assets	9,781	103,011	(30,436)
Net realized investment gains	471,681	201,405	15,930
Change in net unrealized investment (losses) gains on fixed maturities and short-term investments	(1,807,048)	(558,466)	219,946
Change in net unrealized investment (losses) gains on equities	(505,072)	198,780	167,456
Change in net unrealized investment (losses) gains on other invested assets	(123,694)	196,926	58,452
Net other realized and unrealized investment losses	(2,672)	(848)	(1,346)
Change in net unrealized investment (losses) gains	(2,438,486)	(163,608)	444,508
Impairment loss on investments in real estate	(2,209)	0	(6,119)
Net realized and unrealized investment (losses) gains	$ (1,969,014)	$ 37,797	$ 454,319